Investment Securities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Sale of shares, amount of cash	₩ 129,726	₩ 555,519	₩ 149,310
Kakao Corp. [member]
Disclosure of financial assets [line items]
Sale of shares, number of shares exchanged	1,357,367	1,357,367
Sale of shares, amount of cash	₩ 112,649	₩ 218,037
Sale of shares, loss on disposal of long-term investment securities	₩ 35,468